UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year Ended:  	September 30, 2009
This Amendment (check only one):	[ ] is a restatement
					[X] adds new holdings entries

Name:		Rothschild Capital Management, LLC
Address:	1122 Kenilworth Drive
		Suite 317
		Towson, MD 21204

13F File Number:	028-13484

Person Signing this Report on Behalf of Reporting Manager

Stanford Rothschild
Chairman
410-339-6990

Stanford Rothschild		Towson, MD		October 27, 2009

Report Type:

[X]	13F HOLDINGS REPORT
[  ]	13F Notice
[  ]	13F Combination Report

No other Managers Reporting for this Manager
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FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:	NONE
Form 13F Information Table Entry Total:	41

Form 13F Information Table Value Total	$325,634
					(thousands)
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FORM 13F INFORMATION TABLE


						  VALUE	  SHARES/ SH/	PUT/	INVESTMENT	OTHER		VOTING
ISSUER		       	TITLE	        CUSIP	  (1000)  PRN AMT PRN	CALL	DISCRETION	MANAGERS	AUTHORITY
ABB LTD	SPONSORED 	ADR		000375204  14955  746275  SH		SOLE				SOLE
ALNYLUM PHARMA INC	COM		02043Q107   5347  235775  SH		SOLE				SOLE
AMGEN INC		NOTE 0.125% 2/0	031162AN0   5521    5535  PRN		SOLE				SOLE
ANNALY CAP MGMT INC	COM		035710409  16578  913900  SH		SOLE				SOLE
BECTON DICKINSON & CO	COM		075887109    783   11228  SH		SOLE				SOLE
BOTTOMLINE TECH DEL INC	COM		101388106   2266  175650  SH		SOLE				SOLE
CAMECO CORP		COM		13321L108    278   10000  SH		SOLE				SOLE
CANADIAN NATL RY CO	COM		136375102  16595  338750  SH		SOLE				SOLE
CEPHEID			COM		15670R107   4958  375070  SH		SOLE				SOLE
CIMAREX ENERGY CO	COM		171798101   4032   93074  SH		SOLE				SOLE
CISCO SYS INC		COM		17275R102  11887  504983  SH		SOLE				SOLE
CVS CAREMARK CORP	COM		126650100   4177  116875  SH		SOLE				SOLE
DEVON ENERGY CORP NEW	COM		25179M103  11109  165000  SH		SOLE				SOLE
DONALDSON INC		COM		257651109   8760  252969  SH		SOLE				SOLE
ECOLAB INC		COM		278865100  13152  284500  SH		SOLE				SOLE
ENBRIDGE ENERGY PTNR LP	COM		29250R106   1807   40100  SH		SOLE				SOLE
ENCANA CORP		COM		292505104   2996   52000  SH		SOLE				SOLE
EXXON MOBIL CORP	COM		30231G102    580    8455  SH		SOLE				SOLE
GOOGLE INC		CL A		38259P508   5194   10475  SH		SOLE				SOLE
HOME DEPOT INC		COM		437076102   1088   40825  SH		SOLE				SOLE
ISHARES INC		MSCI AUSTRALIA	464286103  22502  995650  SH		SOLE				SOLE
JOHNSON & JOHNSON	COM		478160104  12952  212709  SH		SOLE				SOLE
KINDER MORGAN EGY PTNR	UT LTD PTNR	494550106  11677  216152  SH		SOLE				SOLE
LSI LOGIC		NOTE 4.000% 5/1	502161AJ1   4025    4000  PRN		SOLE				SOLE
MCMORAN EXPLORATION CO	COM		582411104   1849  244900  SH		SOLE				SOLE
MEDTRONIC INC		NOTE 1.500% 4/1	585055AL0   6816    6850  PRN		SOLE				SOLE
MICROSOFT CORP		COM		594918104  11031  428875  SH		SOLE				SOLE
MILLIPORE CORP 		NOTE 3.750% 6/0	601073AD1   5947    5718  PRN		SOLE				SOLE
NEOGEN CORP		COM		640491106  10395  321911  SH		SOLE				SOLE
NOBLE ENERGY INC	COM		655044105   9591  145400  SH		SOLE				SOLE
OMEGA HEALTHCARE INVS	COM		681936100   6027  376200  SH		SOLE				SOLE
PROCTER & GAMBLE CO	COM		742718109    321    5546  SH		SOLE				SOLE
QUALCOMM INC		COM		747525103   7001  155650  SH		SOLE				SOLE
QUEST DIAGNOSTICS INC	COM		74834L100    196    3764  SH		SOLE				SOLE
RESEARCH IN MOTION LTD	COM		760975102   5972   88300  SH		SOLE				SOLE
SPDR GOLD TRUST		GOLD SHS	78463V107  36832  372600  SH		SOLE				SOLE
SYMANTEC CORP		NOTE 0.750% 6/1	871503AD0   6590    6246  PRN		SOLE				SOLE
TEPPCO PARTNERS LP	UT LTD PTNR	872384102   6951  200200  SH		SOLE				SOLE
THERMO FISHER SCNT INC	COM		883556102   1436   32882  SH		SOLE				SOLE
UNITED PARCEL SERVICE 	CL B		911312106  10424  184600  SH		SOLE				SOLE
WAL MART STORES INC	COM		931142103  15036  306300  SH		SOLE				SOLE

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